Income Taxes - Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Deferred tax assets:
Allowance for expected credit losses	$ 170,448	$ 214,752
Allowance for bad debt	83,976	116,747
Impairment on long-term investment	181,213	175,588
Loss carryforward	1,070,672	665,998
DTA allowance	(223,824)	(128,751)
Total	$ 1,282,485	$ 1,044,334